Other financial liabilities	12 Months Ended
Mar. 31, 2019
Other financial liabilities - current [Member]
Statement [line items]
Other financial liabilities
22.	Other financial liabilities – current

Other current financial liabilities consist of the following:

	As at March 31,
	2019		2019		2018
			(In millions)
Liability towards vehicles sold under repurchase arrangements	US$	613.6	Rs.	42,436.5	Rs.	44,235.8
Interest accrued but not due		153.2		10,595.8		10,957.2
Lease liabilities		2.5		173.0		222.3
Derivative financial instruments		685.8		47,425.3		62,076.6
Unclaimed matured fixed deposits		1.1		73.4		107.7
Others		42.9		2,965.2		1,519.0

Total	US$	1,499.1	Rs.	103,669.2	Rs.	119,118.6

Other financial liabilities - non-current [Member]
Statement [line items]
Other financial liabilities
23.	Other financial liabilities – non-current

Other financial liabilities non-current consist of the following:

	As at March 31,
	2019		2019		2018
	(In millions)
Lease liabilities	US$	22.6	Rs.	1,561.7	Rs.	467.5
Derivative financial instruments		385.0		26,624.4		24,502.0
Liability towards employee separation scheme		11.4		791.0		852.2
Retention money, security deposits and others		7.4		511.7		2,065.7

Total	US$	426.4	Rs.	29,488.8	Rs.	27,887.4